Emerging Markets Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and Expense example table for the Emerging Markets Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.95
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	0.41
Total annual fund operating expenses	2.36
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	2.35

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

[2] To the extent that expenses of Class C shares exceed 2.35% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	338	238
3 years	735	735
5 years	1,259	1,259
10 years	2,695	2,695

Fundamental All Cap Core Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and the Expense example table for the Fundamental All Cap Core Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.67
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	1.54
Total annual fund operating expenses	3.21
Contractual expense reimbursement[2]	–1.21
Total annual fund operating expenses after expense reimbursements	2.00

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

[2] To the extent that expenses of Class C shares exceed 2.00% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	303	203
3 years	876	876
5 years	1,574	1,574
10 years	3,429	3,429

Fundamental Large Cap Value Fund

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and the Expense example table for the Fundamental Large Cap Value Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.65
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	0.34
Total annual fund operating expenses	1.99

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	302	202
3 years	624	624
5 years	1,073	1,073
10 years	2,317	2,317

Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class C prospectus

Effective June 26, 2014, the Annual fund operating expenses table and the Expense example table for the Short Duration Credit Opportunities Fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee	0.70
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[1]	0.34
Total annual fund operating expenses	2.04
Contractual expense reimbursement[2]	–0.04
Total annual fund operating expenses after expense reimbursements	2.00

[1] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

[2] To the extent that expenses of Class C shares exceed 2.00% of average annual net assets (on an annualized basis) attributable to Class C shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	303	203
3 years	636	636
5 years	1,095	1,095
10 years	2,366	2,366